INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2024
INVESTMENTS
Schedule of long term investments

	As of	As of
	December 31,	December 31,
	2023	2024
	US$	US$
Carrying amount of equity investments without readily determinable fair value	3,350	3,053
Carrying amount of equity method investments	823	504
Carrying amount of long-term investments	4,173	3,557